UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR ASSET-BACKED SECURITIES
Commission File Number of the issuing entity: 333-288943-06
Central Index Key Number of the issuing entity: 0002137261
CarMax Select Receivables Trust 2026-B
(Exact name of issuing entity as specified in its charter)
Commission File Number of the depositor: 333-288943
Central Index Key Number of the depositor: 0001259380
CarMax Auto Funding LLC
(Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor (if applicable): 0001601902
CarMax Business Services, LLC
(Exact name of sponsor as specified in its charter)
Greg Dostich, Vice President and Treasurer, (804) 935-4512
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM
Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES
The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

CARMAX AUTO FUNDING LLC
(Depositor)

Date:	June 4, 2026	By:	/s/ Greg Dostich
Greg Dostich
Vice President and Treasurer

Exhibit Index

Exhibit            Description
Exhibit 102    Asset Data File (Schedule AL for a $621,762,247.08 pool of receivables)
Exhibit 103    Asset Related Document (Additional Explanatory Disclosure)